Huntington Asset Services, Inc.
2960 N. Meridian St., Suite 300
Indianapolis, IN 46208
October 18, 2011
EDGAR CORRESPONDENCE
Securities & Exchange Commission
Division of Investment Management
450 5th Street, NW
Washington, DC 20549
Re:     Unified Series Trust (“Registrant”), SEC File No. 811-21237
Ladies and Gentlemen:
On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated October 3, 2011, to the Prospectus for the Leeb Focus Fund and the Leeb Resources Fund.
If you have any questions or would like further information, please contact me at (317) 917-7029.
Sincerely,
/s/ Carol J. Highsmith
Carol J. Highsmith
Vice President